UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                       FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
                                    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tukman Capital Management, Inc.
Address:   60 E. Sir Francis Drake Blvd., Suite 204
           Larkspur, CA  94939

13F File Number:    28-1445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel L. Grossman
Title:       Vice President
Phone:       415-461-6833
Signature, Place, and Date of Signing:

/s/ Daniel L. Grossman        Larkspur, California        November 14, 2005


Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $9,671,587 (K)

List of Other Included Managers:           None

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
NAME OF ISSUER         TITLE OF CLASS             CUSIP   VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS    SOLE    SHARED    NONE
AMERICAN INTL GROUP INC        COMMON           026874107   451738  7290800 SH       SOLE                        0  3700600  3590200
ANHEUSER BUSCH COS INC         COMMON           035229103   540114 12549108 SH       SOLE                        0  6069608  6479500
AUTOMATIC DATA PROCESSIN       COMMON           053015103   660403 15343937 SH       SOLE                        0  7791937  7552000
COCA COLA CO                   COMMON           191216100   530114 12274000 SH       SOLE                        0  6234500  6039500
DISNEY WALT CO                 COM DISNEY       254687106   395985 16410465 SH       SOLE                        0  8384354  8026111
GANNETT INC                    COMMON           364730101   718149 10433659 SH       SOLE                        0  5320159  5113500
GENERAL ELEC CO                COMMON           369604103   835323 24809105 SH       SOLE                        0 12600092 12209013
GOLDMAN SACHS GROUP INC        COMMON           38141G104   575371  4732447 SH       SOLE                        0  2398903  2333544
INTERNATIONAL BUSINESS M       COMMON           459200101   744494  9280654 SH       SOLE                        0  4705854  4574800
JOHNSON & JOHNSON              COMMON           478160104   623738  9856800 SH       SOLE                        0  4996100  4860700
MICROSOFT CORP                 COMMON           594918104   583091 22661900 SH       SOLE                        0 11507900 11154000
PEPSICO INC                    COMMON           713448108   795947 14035395 SH       SOLE                        0  7143395  6892000
PFIZER INC                     COMMON           717081103   181537  7270199 SH       SOLE                        0  3706799  3563400
PROCTER & GAMBLE CO            COMMON           742718109   338632  5695120 SH       SOLE                        0  2916620  2778500
WAL MART STORES INC            COMMON           931142103   824871 18824078 SH       SOLE                        0  9502878  9321200
WELLS FARGO & CO NEW           COMMON           949746101   872080 14889537 SH       SOLE                        0  7530937  7358600
